Fees Summary	Apr. 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,089,355,716.70
Previously Paid Amount	0.00
Total Fee Amount	288,540.03
Total Offset Amount	0.00
Net Fee	288,540.03
Narrative - Max Aggregate Offering Price	$ 2,089,355,716.70
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true